Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated December 12, 2019
to Special Features of the Group Contract Prospectus
dated May 1, 2018

for

Group Variable Universal Life Insurance Contracts

for

Willis Towers Watson

Effective January 1, 2020, the Charge for Administrative Expenses in the Periodic Charges Other Than The Funds’ Operating Expenses Table on page 3 is replaced with the following.

Charge for Administrative Expenses	Monthly	Maximum - $6.00 Current - $0.00

GVULSUP174